Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Stockholders' equity
Common stock, shares authorized (in shares)	103,760,541	103,760,541
Common stock, shares issued (in shares)	103,760,541	103,760,541
Treasury shares (in shares)	1,577,700	1,577,700